Condensed Financial Information of Registrant Prudential plc - Statements of Changes in Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of year	$ 22,119	$ 19,669	$ 21,991
Total comprehensive income for the year
Profit (loss) after tax	(2,042)	2,118	783
Actuarial loss recognised in respect of the defined benefit pension scheme			(89)
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income	250
Total comprehensive (loss) income for the year	(4,006)	2,657	6,379
Transactions with owners, recorded directly in equity
New share capital subscribed	2,382	13	22
Share-based payment transactions	46	89	64
Demerger dividend in specie	(1,735)		(7,379)
Dividends	(430)	(832)	(1,634)
Foreign exchange translation differences due to change in presentation currency			107
Balance at end of year	17,264	22,119	19,669
Share capital
Balance at beginning of year	173	172	166
Transactions with owners, recorded directly in equity
New share capital subscribed	9	1
Foreign exchange translation differences due to change in presentation currency			6
Balance at end of year	182	173	172
Share premium
Balance at beginning of year	2,637	2,625	2,502
Transactions with owners, recorded directly in equity
New share capital subscribed	2,373	12	22
Foreign exchange translation differences due to change in presentation currency			101
Balance at end of year	5,010	2,637	2,625
Retained earnings
Balance at beginning of year	14,424	13,575	21,817
Total comprehensive income for the year
Actuarial loss recognised in respect of the defined benefit pension scheme			(89)
Transactions with owners, recorded directly in equity
Share-based payment transactions	46	89	64
Demerger dividend in specie	(1,735)		(7,379)
Dividends	(421)	(814)	(1,634)
Balance at end of year	10,216	14,424	13,575
Prudential plc
Balance at beginning of year	12,286	13,173	9,488
Total comprehensive income for the year
Profit (loss) after tax	2,648	(85)	12,255
Actuarial loss recognised in respect of the defined benefit pension scheme			(75)
Foreign exchange translation differences due to change in presentation currency			393
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income	273
Total comprehensive (loss) income for the year	2,921	(85)	12,573
Transactions with owners, recorded directly in equity
New share capital subscribed	2,382	13	22
Share-based payment transactions	217	(1)	(4)
Demerger dividend in specie	(1,735)		(7,379)
Dividends	(421)	(814)	(1,634)
Foreign exchange translation differences due to change in presentation currency			107
Total contributions by and distributions to owners	443	(802)	(8,888)
Balance at end of year	15,650	12,286	13,173
Prudential plc | Share capital
Balance at beginning of year	173	172	166
Transactions with owners, recorded directly in equity
New share capital subscribed	9	1
Foreign exchange translation differences due to change in presentation currency			6
Total contributions by and distributions to owners	9	1	6
Balance at end of year	182	173	172
Prudential plc | Share premium
Balance at beginning of year	2,637	2,625	2,502
Transactions with owners, recorded directly in equity
New share capital subscribed	2,373	12	22
Foreign exchange translation differences due to change in presentation currency			101
Total contributions by and distributions to owners	2,373	12	123
Balance at end of year	5,010	2,637	2,625
Prudential plc | Retained earnings
Balance at beginning of year	9,476	10,376	6,820
Total comprehensive income for the year
Profit (loss) after tax	2,648		12,255
Actuarial loss recognised in respect of the defined benefit pension scheme			(75)
Foreign exchange translation differences due to change in presentation currency			393
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income	273
Total comprehensive (loss) income for the year	2,921	(85)	12,573
Transactions with owners, recorded directly in equity
Share-based payment transactions	217	(1)	(4)
Demerger dividend in specie	(1,735)		(7,379)
Dividends	(421)	(814)	(1,634)
Total contributions by and distributions to owners	(1,939)	(815)	(9,017)
Balance at end of year	$ 10,458	$ 9,476	$ 10,376